Prepayments, Deposits Paid and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments, Deposits Paid and Other Receivables [Abstract]
Schedule of Prepayments, Deposits Paid and Other Receivables
	At June 30, 2025	At December 31, 2024
Rental deposit	$7,644	$—
Deferred offering cost	—	696,220
Prepayment for marketing expenses	1,733,740	—
Prepayment for IT consultancy maintenance services	143,325	268,542
	$1,884,709	$964,762